Earnings per share (Details) (CHF) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Net income/(loss) attributable to shareholders (CHF million)
Net income attributable to shareholders	788	44	768	832	1,907
Preferred securities dividends	(114)		(102)	(114)	(102)
Net income attributable to shareholders for basic earnings per share	674	44	666	718	1,805
Available for common shares	615	41	575	659	1,704
Available for unvested share-based payment awards	59	3	91	59	101
Income impact of assumed conversion on contracts that may be settled in shares or cash	(13)	(1)		(14)
Net income/(loss) attributable to shareholders for diluted earnings per share	661	43	666	704	1,805
Available for common shares	602	40	575	645	1,704
Available for unvested share-based payment awards	59	3	91	59	101
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares (in shares)	1,282.2	1,244.2	1,199.3	1,263.2	1,191.8
Dilutive contracts that may be settled in shares or cash (in shares)	26.4	6.9		16.7
Dilutive share options and warrants (in shares)	6.4	4.5	2.9	5.5	2.7
Dilutive share awards (in shares)	1.7	1.7	5.6	1.7	3.4
Weighted-average shares outstanding for diluted earnings per share available for common shares (in shares)	1,316.7	1,257.3	1,207.8	1,287.1	1,197.9
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards (in shares)	90.1	81.0	74.6	85.6	73.4
Basic earnings per share available for common shares (CHF)
Basic earnings per share (in CHF per share)	0.48	0.03	0.48	0.52	1.43
Diluted earnings per share available for common shares (CHF)
Diluted earnings per share (in CHF per share)	0.46	0.03	0.48	0.50	1.42
Weighted-average potential dilutive common shares	23.5	28.5	36.4	26.0	40.7